CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 5,961,760	$ 167,725
Trade receivables, net of allowance of $26,000 and $45,883, respectively	49,250	5,539
Inventories	592,172	534,431
Prepaid and other current assets	247,736	71,575
Total current assets	6,850,918	779,270
Property, Plant and Equipment:	22,425,935	24,867,176
Accumulated depreciation	(22,146,273)	(24,848,408)
Net property, plant and equipment	279,662	18,768
Other Assets:
Operating lease right-of-use assets, net	4,984,688	5,633,663
Patents, net of accumulated amortization of $135,050 and $467,102, respectively	86,595	439,836
Equity method investment	21,205
Other non-current assets	625,000	500,000
Total other assets	5,717,488	6,573,499
Total Assets	12,848,068	7,371,537
Current Liabilities:
Accounts payable	642,165	736,986
Related party payables	45,000	135,834
Accrued expenses	991,534	1,518,212
Accrued interest	475,671	438,063
Notes payable	250,000	250,000
Current portion of operating lease liability	646,742	575,404
Promissory notes, net		193,200
Embedded derivative liability		5,303,984
Total current liabilities	3,051,112	9,151,683
Long-Term Liabilities:
Non-current operating lease liabilities	4,532,490	5,179,229
Non-current secured promissory notes, net		5,405,637
Non-current convertible notes, net	8,076,847	7,813,048
Accrued warranty liability	21,225	14,143
Total liabilities	15,681,674	27,563,740
Stockholders’ Deficit:
Series A preferred stock, $.0001 par value; 750,000 shares authorized; 48,100 and 48,100 shares issued and outstanding, respectively ($801,533 and $752,765 Liquidation Preference, respectively)	5	5
Common stock, $0.0001 par value, 500,000,000 authorized; 4,786,804 and 3,659,828 shares issued and outstanding, respectively	479	368
Additional paid in capital	424,948,698	401,590,209
Accumulated deficit	(427,782,788)	(421,782,785)
Total stockholders’ deficit	(2,833,606)	(20,192,203)
Total Liabilities and Stockholders’ Deficit	$ 12,848,068	$ 7,371,537